Income Taxes Disclosure: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Details
Non-capital losses carried forward	$ 282,166	$ 307,857
Deferred assets attributable to marketable securities	19,182	18,463
Deferred tax attributable to the Resource Pool	8,589	4,841
Total gross deferred income tax assets	308,849	330,144
Valuation allowance	$ (308,849)	$ (330,144)